EQUITY, NET, Regulatory Capital (Details) - PEN (S/) S/ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Regulatory capital [Abstract]
Capital commitments	S/ 31,754.6	S/ 29,741.6
Increase of capital requirement	S/ 8,157.0	S/ 10,294.3